Long-Term Government Loan Payable and Government Grant - Additional Information (Details) - CAD ($)	1 Months Ended			2 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Feb. 28, 2022	Dec. 31, 2022	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Long-Term Government Loan Payable and Government Grant
Proceeds from government loan			$ 1,000,000			$ 4,733,000		$ 3,733,000	$ 1,000,000
Proceeds from government grant						165,000		165,000
Total			1,000,000			4,898,000
Long-term government loan payable			745,000			3,777,000		3,777,000	745,000
Government grant			$ 264,000			$ 1,121,000		1,121,000	$ 264,000
Transaction costs incurred in setting up the contribution agreement								$ 0
Contribution agreement with the FedNor
Long-Term Government Loan Payable and Government Grant
Proceeds from government loan	$ 1,216,000	$ 938,000			$ 1,579,000		$ 1,000,000
Total	$ 1,216,000	$ 938,000			$ 1,579,000		$ 1,000,000
Contribution agreement with the NOHFC
Long-Term Government Loan Payable and Government Grant
Proceeds from government grant				$ 165,000
Total				$ 165,000